Assets held for sale and Vessels and drydock - Vessel sales (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Repayments	$ 313,100	$ 507,764	$ 341,449
Net proceeds from sales of vessels		541,187	0
Write-off of deferred financing fees		$ 5,784	$ 1,326
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell | vessel		17